LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Schedule of Original Valuations, Annual Gain/(Loss) and End of Year Valuations) (Details) - USD ($)	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Class of Warrant or Right [Line Items]
Initial Value	$ 31,506	$ 31,332	$ 25,553	$ 12,698	$ 39,743	$ 169,854		$ 702,205	$ 479,910
Annual Gain (Loss)				617	(738)	20,847	$ (369,642)		(390,368)
Total							790,596
Value At 2009 [Member]
Class of Warrant or Right [Line Items]
Initial Value				12,081	40,481	149,007		$ 1,071,847	870,278
Total							1,071,847
Value At 2010 [Member]
Class of Warrant or Right [Line Items]
Initial Value	10,615	592	539	28	62	1,604			1,506
Total							14,946
Gain Loss 2010 [Member]
Class of Warrant or Right [Line Items]
Annual Gain (Loss)	20,891	30,740	25,014	12,053	40,419	147,403			868,772
Total							1,145,292
Value At 2011 [Member]
Class of Warrant or Right [Line Items]
Initial Value	54,775	6,714	6,109	752	1,624	6,293			89,796
Total							166,063
Gain Loss 2011 [Member]
Class of Warrant or Right [Line Items]
Annual Gain (Loss)	(44,160)	(6,122)	(5,570)	(724)	(1,562)	$ (4,689)			(88,290)
Total							(151,117)
Value At 2012 [Member]
Class of Warrant or Right [Line Items]
Initial Value	53,437	631	2,408	337	714				111,652
Total							169,179
Gain Loss 2012 [Member]
Class of Warrant or Right [Line Items]
Annual Gain (Loss)	$ 1,338	$ 6,083	$ 3,701	$ 415	$ 910	$ 6,293			(21,856)
Total							(3,116)
Value At 2013 [Member]
Class of Warrant or Right [Line Items]
Initial Value									11,599
Total							11,599
Gain Loss 2013 [Member]
Class of Warrant or Right [Line Items]
Annual Gain (Loss)	$ 53,437	$ 631	$ 2,408	$ 337	$ 714				$ 100,053
Total							$ 157,580
Value at 2014 [Member]
Class of Warrant or Right [Line Items]
Initial Value
Gain Loss 2014 [Member]
Class of Warrant or Right [Line Items]
Annual Gain (Loss)									$ 11,599
Total							$ 11,599